Segment reporting - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) segment	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Operating Segments [Abstract]
Number of operating segments | segment	1
Share-based payment charges	€ 13.0	€ 2.6	€ 1.2
Adjustments for acquisition related costs	€ 8.9	€ 3.0